TAXATION - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Accrued expenses	¥ 673	¥ 532
Loss carry forward	372	191
Accrued liability for customer reward related programs	68	57
Accrued staff salary	138	65
Others	207	243
Subtotal	1,458	1,088
Less: valuation allowance of deferred tax assets	(482)	(238)	¥ (197)	¥ (150)
Total deferred tax assets	976	850
Deferred tax liabilities
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,592)	(3,838)
Net deferred tax liabilities	¥ (2,616)	¥ (2,988)